Common Stock Note (Details) (USD $)	0 Months Ended							1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 02, 2013	Apr. 05, 2013	Apr. 12, 2012	Mar. 05, 2012	Feb. 07, 2012	Sep. 02, 2011	Apr. 07, 2011	Feb. 07, 2012	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Details
Units issued			267,335				6,723,333
Per unit price			$ 0.45				$ 0.30
Proceeds from units sold			$ 120,301				$ 2,017,000
Description of units			Each unit consists of one common share and one share purchase warrant. Each share purchase warrant is exercisable at $0.65 for two years.				Each unit consists of one share of common stock and one common share purchase warrant. The warrants have an exercise price of $0.50 per share and are exercisable for a period of two years. The warrants contain a call provision which allows the Company to call the warrants upon the occurrence of certain conditions.
Number of shares of common stock exercised from warrants				400,000				100,000			250,000
Exercise price, warrants		$ 0.10		$ 0.30				$ 0.30
Proceeds from Warrant Exercises				120,000	30,000						24,999
Net proceeds from offering of units							1,862,462
Legal fees paid in offering of units							95,638
Commissions paid in offering of units							58,900
Common share purchase warrants issued							196,333
Common share purchase warrants issued (value)							73,263
Debt converted, amount											50,000
Debt converted, shares issued											166,667
Equity incentive plan, shares reserved						1,600,000
Equity incentive plan, options granted						1,040,000
Employee stock-based expense										527,318
Fair value of the warrants		$ 526,690
Weighted average life of warrants									0.69
Weighted average exercise price of warrants									$ 0.12
Expired options, unexercised	1,040,000